Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 15,796	$ 18,222
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	706	986
Barbados
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	5,211	7,105
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, intangible assets and other assets	$ 9,879	$ 10,131